Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
December 31, 2025
AFF20-NPRT3-0226
1.811328.121
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,456,544	63,532,389
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	9,519,774	72,159,888
Fidelity Series Emerging Markets Debt Fund (b)	638,608	5,447,331
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	187,322	1,787,056
Fidelity Series Floating Rate High Income Fund (b)	101,443	892,697
Fidelity Series High Income Fund (b)	636,252	5,669,007
Fidelity Series International Credit Fund (b)	194,611	1,644,466
Fidelity Series International Developed Markets Bond Index Fund (b)	5,958,119	50,524,848
Fidelity Series Investment Grade Bond Fund (b)	29,740,015	303,050,755
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,543,304	35,268,409
Fidelity Series Real Estate Income Fund (b)	100,605	1,017,119
TOTAL BOND FUNDS (Cost $591,192,486)		540,993,965

Domestic Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	2,580,466	41,287,457
Fidelity Advisor Series Growth Opportunities Fund (b)	1,656,317	29,101,481
Fidelity Series All-Sector Equity Fund (b)	1,380,058	19,210,410
Fidelity Series Commodity Strategy Fund (b)	119,926	11,602,864
Fidelity Series Intrinsic Opportunities Fund (b)	599,607	6,373,827
Fidelity Series Large Cap Stock Fund (b)	2,104,330	56,185,617
Fidelity Series Large Cap Value Index Fund (b)	295,671	5,390,084
Fidelity Series Opportunistic Insights Fund (b)	1,392,103	35,512,552
Fidelity Series Small Cap Core Fund (b)	109,291	1,477,611
Fidelity Series Small Cap Discovery Fund (b)	435,057	4,781,272
Fidelity Series Small Cap Opportunities Fund (b)	586,791	9,517,748
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,240,220	32,528,001
Fidelity Series Value Discovery Fund (b)	1,909,426	32,517,520
TOTAL DOMESTIC EQUITY FUNDS (Cost $173,243,325)		285,486,444

International Equity Funds - 20.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,059,574	20,926,590
Fidelity Series Emerging Markets Fund (b)	1,189,630	13,966,255
Fidelity Series Emerging Markets Opportunities Fund (b)	2,280,530	56,215,061
Fidelity Series International Growth Fund (b)	2,025,857	38,714,135
Fidelity Series International Small Cap Fund (b)	709,722	12,696,921
Fidelity Series International Value Fund (b)	2,508,169	39,127,443
Fidelity Series Overseas Fund (b)	2,595,364	38,748,790
Fidelity Series Select International Small Cap Fund (b)	63,352	875,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $127,216,892)		221,270,717

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $1,879,762)	191,377	1,927,170

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	1,350,000	1,347,336
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	1,240,000	1,236,725
US Treasury Bills 0% 3/19/2026 (d)	3.56	150,000	148,883
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,732,241)			2,732,944

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	1,586,377	1,586,694
Fidelity Series Government Money Market Fund (b)(f)	3.84	32,129,481	32,129,481
TOTAL MONEY MARKET FUNDS (Cost $33,716,195)			33,716,175

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $929,980,901)	1,086,127,415
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(636,220)
NET ASSETS - 100.0%	1,085,491,195

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	12	3/2026	1,741,260	2,283

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	411	3/2026	47,168,672	(269,527)
CBOT US Treasury Long Bond Contracts (United States)	70	3/2026	8,065,313	(94,851)

TOTAL INTEREST RATE CONTRACTS				(364,378)

TOTAL LONG				(362,095)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	51	3/2026	6,369,900	122,693
CME E-Mini S&P 500 Index Contracts (United States)	51	3/2026	17,575,875	7,155
ICE MSCI Emerging Markets Index Contracts (United States)	14	3/2026	987,980	174

TOTAL SHORT				130,022

TOTAL FUTURES CONTRACTS				(232,073)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,732,944.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,735,173	17,797,885	20,946,374	67,994	30	(20)	1,586,694	1,586,377	0.0%
Total	4,735,173	17,797,885	20,946,374	67,994	30	(20)	1,586,694

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	41,534,535	6,978,884	11,656,102	5,232,284	449,998	3,980,142	41,287,457	2,580,466
Fidelity Advisor Series Growth Opportunities Fund	29,020,680	4,826,715	10,423,505	3,977,453	2,975,911	2,701,680	29,101,481	1,656,317
Fidelity Advisor Series Small Cap Fund	137,170	-	133,826	-	8,669	(12,013)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	53,088,374	18,500,174	7,296,907	2,357,630	(22,002)	(737,250)	63,532,389	6,456,544
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	78,699,246	5,913,868	10,829,781	3,177,997	(2,197,994)	574,549	72,159,888	9,519,774
Fidelity Series All-Sector Equity Fund	18,531,415	1,714,079	4,672,399	1,043,803	210,911	3,426,404	19,210,410	1,380,058
Fidelity Series Canada Fund	15,206,520	4,563,021	2,412,054	424,411	427,044	3,142,059	20,926,590	1,059,574
Fidelity Series Commodity Strategy Fund	2,207,300	9,679,349	403,210	94,096	5,440	113,985	11,602,864	119,926
Fidelity Series Emerging Markets Debt Fund	5,608,640	280,808	811,947	256,507	(134,447)	504,277	5,447,331	638,608
Fidelity Series Emerging Markets Debt Local Currency Fund	1,751,260	123,440	209,696	117,248	921	121,131	1,787,056	187,322
Fidelity Series Emerging Markets Fund	15,083,451	438,964	5,404,490	343,955	1,110,419	2,737,911	13,966,255	1,189,630
Fidelity Series Emerging Markets Opportunities Fund	60,372,129	1,723,114	21,469,164	1,444,212	6,727,651	8,861,331	56,215,061	2,280,530
Fidelity Series Floating Rate High Income Fund	984,656	60,557	148,063	56,139	(6,771)	2,318	892,697	101,443
Fidelity Series Government Money Market Fund	24,979,401	10,416,336	3,266,256	891,113	-	-	32,129,481	32,129,481
Fidelity Series High Income Fund	5,886,166	343,982	799,544	320,120	(42,631)	281,034	5,669,007	636,252
Fidelity Series International Credit Fund	1,559,648	73,190	-	73,191	-	11,628	1,644,466	194,611
Fidelity Series International Developed Markets Bond Index Fund	52,461,240	5,796,861	7,000,820	1,999,473	(512,786)	(219,647)	50,524,848	5,958,119
Fidelity Series International Growth Fund	38,526,078	5,352,535	8,382,779	3,096,443	3,310,188	(91,887)	38,714,135	2,025,857
Fidelity Series International Small Cap Fund	14,927,820	1,864,036	5,455,848	1,731,772	2,271,133	(910,220)	12,696,921	709,722
Fidelity Series International Value Fund	43,447,087	4,174,930	14,696,115	3,990,745	6,293,364	(91,823)	39,127,443	2,508,169
Fidelity Series Intrinsic Opportunities Fund	7,031,083	820,578	1,692,191	727,702	(52,368)	266,725	6,373,827	599,607
Fidelity Series Investment Grade Bond Fund	312,287,070	30,519,418	43,459,457	9,960,088	(2,475,643)	6,179,367	303,050,755	29,740,015
Fidelity Series Large Cap Stock Fund	56,182,002	5,843,849	15,836,642	5,523,607	4,768,601	5,227,807	56,185,617	2,104,330
Fidelity Series Large Cap Value Index Fund	5,522,386	375,244	1,018,064	184,667	309,243	201,275	5,390,084	295,671
Fidelity Series Long-Term Treasury Bond Index Fund	42,788,070	3,448,022	10,071,441	1,159,803	(3,355,602)	2,459,360	35,268,409	6,543,304
Fidelity Series Opportunistic Insights Fund	35,701,226	5,931,798	10,316,639	5,074,154	4,323,826	(127,659)	35,512,552	1,392,103
Fidelity Series Overseas Fund	40,032,282	3,558,691	6,874,445	3,264,253	2,395,585	(363,323)	38,748,790	2,595,364
Fidelity Series Real Estate Income Fund	1,098,907	55,520	151,720	51,077	1,067	13,345	1,017,119	100,605
Fidelity Series Select International Small Cap Fund	199,541	633,823	102,592	25,460	10,616	134,134	875,522	63,352
Fidelity Series Short-Term Credit Fund	2,648,701	105,606	835,104	81,308	12,843	(4,876)	1,927,170	191,377
Fidelity Series Small Cap Core Fund	1,539,321	17,473	422,258	12,172	(8,864)	351,939	1,477,611	109,291
Fidelity Series Small Cap Discovery Fund	5,117,892	495,660	1,201,339	479,047	(18,232)	387,291	4,781,272	435,057
Fidelity Series Small Cap Opportunities Fund	10,071,393	474,411	2,975,207	432,101	1,472,965	474,186	9,517,748	586,791
Fidelity Series Stock Selector Large Cap Value Fund	32,890,740	4,261,728	6,858,177	2,388,247	565,926	1,667,784	32,528,001	2,240,220
Fidelity Series Value Discovery Fund	33,653,103	3,139,681	7,051,521	1,819,589	1,656,461	1,119,796	32,517,520	1,909,426
	1,090,776,533	142,506,345	224,339,303	61,811,867	30,481,442	42,382,760	1,081,807,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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